Income Taxes (Details 3) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014
Income Tax Contingency [Line Items]
Balance, beginning of year	$ 82	$ 364
Current year uncertain tax positions	0	0
Settlements	0	(282)
Balance, end of year	$ 82	$ 82